Employment Benefits - Summary of Expense Relating to Defined Benefit Plans by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 569,520	₩ 547,999	₩ 781,747
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Defined benefit	415,959	397,442	580,623
Selling, general and administrative expense [member]
Disclosure of defined benefit plans [line items]
Defined benefit	95,983	94,846	120,455
Others (Construction-in-progress and others) [member]
Disclosure of defined benefit plans [line items]
Defined benefit	₩ 57,578	₩ 55,711	₩ 80,669